Payments, by Government - Canada - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
New Found Gold Corp. | Canada -Newfoundland and Labrador, Town of Appleton
Total		$ 70,700		$ 70,700
New Found Gold Corp. | Canada -Newfoundland and Labrador, Town of Gander
Total	$ 61,950	6,000		67,950
New Found Gold Corp. | Canada -Quebec, Revenue Quebec, Flow Through Division
Total		15,270		15,270
New Found Gold Corp. | Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Environmental Division, Water Quality Monitoring
Total		24,000		24,000
New Found Gold Corp. | Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Land Claims
Total		25,196		25,196
Maritime Resources Corp. | Canada -Newfoundland and Labrador, Town of King's Point
Total	20,000		$ 169,936	189,936
Maritime Resources Corp. | Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Mineral Lands Division
Total		520,781		520,781
Maritime Resources Corp. | Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Environment, Conservation and Climate Change
Total		11,490		11,490
Maritime Resources Corp. | Canada -Newfoundland and Labrador, Town of Baie Verte
Total	32,008			32,008
Maritime Resources Corp. | Canada -Newfoundland and Labrador, Town of Ming's Bight
Total	7,500			7,500
Maritime Resources Corp. | Canada -Newfoundland and Labrador, Government of Newfoundland and Labrador, Department of Finance.
Total	$ 4,067			4,067
Maritime Resources Corp. | Canada -Newfoundland and Labrador, WorkPlaceNL
Total		53,139		53,139
Maritime Resources Corp. | Canada -Newfoundland and Labrador, Central Regional Health Authority
Total		$ 6,460		$ 6,460